Derivative - financial instruments Fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Derivatives
Derivative financial liabilities	€ 64	€ 90	€ 427	€ 10
Foreign currency swaps
Derivatives
Derivative financial liabilities	29
Foreign currency forwards
Derivatives
Derivative financial liabilities	64
Level I | Foreign currency swaps
Derivatives
Derivative financial liabilities	0
Level I | Foreign currency forwards
Derivatives
Derivative financial liabilities	0
Level II | Foreign currency swaps
Derivatives
Derivative financial liabilities	29
Level II | Foreign currency forwards
Derivatives
Derivative financial liabilities	64
Level III | Foreign currency swaps
Derivatives
Derivative financial liabilities	0
Level III | Foreign currency forwards
Derivatives
Derivative financial liabilities	€ 0